United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2020

Date of reporting period: July 31, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08%
Communication Services - 4.14%
Diversified Telecommunication Services - 0.26%
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADRA	30,100	$617,351
Telenor ASAB	44,889	697,194

		1,314,545

Entertainment - 0.80%
Nexon Co., Ltd.B	56,700	1,462,958
Nintendo Co., Ltd.B	2,500	1,096,822
Vivendi S.A.B	52,510	1,391,299

		3,951,079

Interactive Media & Services - 1.67%
Alphabet, Inc., Class AC	830	1,234,998
Autohome, Inc., ADR	7,088	621,263
Tencent Holdings Ltd.B	73,700	5,045,107
Twitter, Inc.C	38,600	1,405,040

		8,306,408

Media - 1.18%
Comcast Corp., Class A	59,766	2,557,985
Discovery, Inc., Class CC	40,500	767,475
Informa PLCB	96,225	468,666
Interpublic Group of Cos., Inc.	16,700	301,435
News Corp., Class A	83,700	1,064,664
Omnicom Group, Inc.A	4,800	257,904
ViacomCBS, Inc., Class B	16,200	422,334

		5,840,463

Wireless Telecommunication Services - 0.23%
Vodafone Group PLC, Sponsored ADR	75,900	1,153,680

Total Communication Services		20,566,175

Consumer Discretionary - 5.82%
Auto Components - 0.36%
Adient PLCC	9,900	164,736
Goodyear Tire & Rubber Co.	39,900	359,499
Magna International, Inc.	27,700	1,278,909

		1,803,144

Automobiles - 0.68%
Ferrari N.V.B	7,060	1,265,515
General Motors Co.	65,700	1,635,273
Harley-Davidson, Inc.	18,100	471,143

		3,371,931

Hotels, Restaurants & Leisure - 0.30%
Aramark	70,527	1,489,530

Household Durables - 1.15%
Lennar Corp., Class A	48,393	3,501,234
Lennar Corp., Class B	666	35,877
Sony Corp., Sponsored ADRA	27,900	2,175,084

		5,712,195

Internet & Direct Marketing Retail - 0.78%
Booking Holdings, Inc.C	400	664,852

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08% (continued)
Consumer Discretionary - 5.82% (continued)
Internet & Direct Marketing Retail - 0.78% (continued)
MercadoLibre, Inc.C	2,878	$3,236,656

		3,901,508

Leisure Products - 0.15%
Yamaha Corp.B	15,700	728,003

Multiline Retail - 0.18%
Dollar General Corp.	3,420	651,168
Lojas Renner S.A.C	34,400	271,228

		922,396

Specialty Retail - 0.95%
Advance Auto Parts, Inc.	13,335	2,002,117
Lowe’s Cos., Inc.	15,438	2,298,872
Mr Price Group Ltd.B	54,020	403,251

		4,704,240

Textiles, Apparel & Luxury Goods - 1.27%
EssilorLuxottica S.A.B C	9,163	1,217,394
Lululemon Athletica, Inc.C	8,915	2,902,635
LVMH Moet Hennessy Louis Vuitton SEB	5,014	2,178,484

		6,298,513

Total Consumer Discretionary		28,931,460

Consumer Staples - 3.46%
Beverages - 1.30%
Arca Continental S.A.B. de C.V.	157,700	791,228
Carlsberg A/S, Class BB	6,779	999,525
Coca-Cola Co.	37,800	1,785,672
Coca-Cola European Partners PLC	36,079	1,485,373
Pernod Ricard S.A.B	8,103	1,399,133

		6,460,931

Food & Staples Retailing - 0.57%
Tesco PLCB	364,311	1,038,743
Wal-Mart de Mexico S.A.B. de C.V.	419,600	987,582
Walgreens Boots Alliance, Inc.	19,600	797,916

		2,824,241

Food Products - 0.89%
JDE Peet’s B.V.B C	11,095	494,887
Mondelez International, Inc., Class A	8,000	443,920
Nestle S.A.B	18,001	2,132,673
Tyson Foods, Inc., Class A	22,100	1,358,045

		4,429,525

Personal Products - 0.70%
Kao Corp.B	11,320	821,125
LG Household & Health Care Ltd.B	452	520,949
Unilever PLCB	16,687	1,002,224
Unilever PLC, Sponsored ADR	18,700	1,130,976

		3,475,274

Total Consumer Staples		17,189,971

Energy - 3.14%
Energy Equipment & Services - 0.40%
Halliburton Co.	50,100	717,933
National Oilwell Varco, Inc.	76,100	875,911

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08% (continued)
Energy - 3.14% (continued)
Energy Equipment & Services - 0.40% (continued)
Schlumberger Ltd.	22,100	$400,894

		1,994,738

Oil, Gas & Consumable Fuels - 2.74%
Apache Corp.	58,700	901,045
Cabot Oil & Gas Corp.	83,400	1,559,580
Chevron Corp.	14,236	1,194,970
Equinor ASAB	34,496	513,911
Galp Energia SGPS S.A.B	20,628	217,261
Hess Corp.	39,264	1,932,181
Marathon Oil Corp.	91,000	499,590
Marathon Petroleum Corp.	14,805	565,551
Murphy Oil Corp.A	16,500	217,965
Phillips 66	44,431	2,755,611
Pioneer Natural Resources Co.	6,900	668,748
Reliance Industries Ltd., GDRB D	5,481	303,918
Royal Dutch Shell PLC, Class A, Sponsored ADR	31,100	927,091
Suncor Energy, Inc.	47,500	747,191
Valero Energy Corp.	11,326	636,861

		13,641,474

Total Energy		15,636,212

Financials - 11.91%
Banks - 5.44%
Bank Leumi Le-Israel BMB	90,488	456,232
Bank Mandiri Persero Tbk PTB	1,473,800	582,451
Bank of America Corp.	94,664	2,355,240
BNP Paribas S.A.B C	9,517	386,122
BOK Financial Corp.	9,600	534,720
CIT Group, Inc.	7,500	142,275
Citigroup, Inc.	64,188	3,210,042
Citizens Financial Group, Inc.	42,000	1,042,020
Commerce Bancshares, Inc.	17,900	1,024,954
Cullen/Frost Bankers, Inc.	9,200	662,952
DBS Group Holdings Ltd.B	39,140	558,238
East West Bancorp, Inc.	24,200	838,772
Fifth Third Bancorp	22,900	454,794
Grupo Financiero Banorte S.A.B. de C.V.	169,300	606,376
HDFC Bank Ltd., ADRC	30,140	1,409,045
ICICI Bank Ltd., Sponsored ADRC	70,874	665,507
JPMorgan Chase & Co.	35,869	3,466,380
Kasikornbank PCLB	77,100	202,168
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	175,800	657,492
Nordea Bank AbpB C	81,206	629,717
PNC Financial Services Group, Inc.	19,300	2,058,731
Sumitomo Mitsui Financial Group, Inc.B	24,000	641,628
US Bancorp	41,960	1,545,806
Wells Fargo & Co.	120,249	2,917,241

		27,048,903

Capital Markets - 1.54%
Ameriprise Financial, Inc.	10,900	1,674,567
Bank of New York Mellon Corp.	31,449	1,127,447
Goldman Sachs Group, Inc.	15,721	3,112,129
Morgan Stanley	9,000	439,920
Northern Trust Corp.	12,617	988,542

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08% (continued)
Financials - 11.91% (continued)
Capital Markets - 1.54% (continued)
State Street Corp.	5,000	$318,950

		7,661,555

Consumer Finance - 0.68%
American Express Co.	8,508	793,967
Capital One Financial Corp.	14,200	905,960
Discover Financial Services	13,200	652,476
Navient Corp.	65,823	523,951
SLM Corp.	73,488	497,514

		3,373,868

Diversified Financial Services - 0.22%
Berkshire Hathaway, Inc., Class BC	1,567	306,787
Equitable Holdings, Inc.	38,600	789,756

		1,096,543

Insurance - 3.79%
AIA Group Ltd.B	178,000	1,595,135
American International Group, Inc.	150,012	4,821,386
Aon PLC, Class A	13,640	2,799,201
BB Seguridade Participacoes S.A., Sponsored ADR	82,500	432,300
Chubb Ltd.	21,126	2,688,072
Cincinnati Financial Corp.	1,006	78,398
Hartford Financial Services Group, Inc.	19,500	825,240
Ping An Insurance Group Co. of China Ltd., Class HB	135,500	1,429,362
Prudential PLCB	46,470	679,164
RSA Insurance Group PLCB	76,751	433,992
Sampo OYJ, Class AB	16,790	609,903
Travelers Cos., Inc.	8,500	972,570
Willis Towers Watson PLC	7,120	1,495,271

		18,859,994

Thrifts & Mortgage Finance - 0.24%
New York Community Bancorp, Inc.	112,044	1,179,823

Total Financials		59,220,686

Health Care - 9.08%
Biotechnology - 1.06%
Amgen, Inc.	9,400	2,299,898
Biogen, Inc.C	1,100	302,159
CSL Ltd.B	13,979	2,696,034

		5,298,091

Health Care Equipment & Supplies - 3.70%
Alcon, Inc.A C	27,000	1,619,460
Alcon, Inc.B C	31,162	1,883,009
Danaher Corp.	17,300	3,525,740
Medtronic PLC	48,269	4,656,993
ResMed, Inc.	12,815	2,595,165
Smith & Nephew PLCB	90,180	1,800,403
STERIS PLC	9,441	1,507,067
Zimmer Biomet Holdings, Inc.	6,100	822,646

		18,410,483

Health Care Providers & Services - 1.70%
Anthem, Inc.	10,545	2,887,221
Centene Corp.C	6,800	443,700
CVS Health Corp.	24,752	1,557,891
Fresenius Medical Care AG & Co. KGaAB C	7,299	643,062

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08% (continued)
Health Care - 9.08% (continued)
Health Care Providers & Services - 1.70% (continued)
Humana, Inc.	1,100	$431,695
UnitedHealth Group, Inc.	8,225	2,490,366

		8,453,935

Life Sciences Tools & Services - 0.82%
ICON PLCC	5,590	1,036,721
Lonza Group AGB	2,298	1,434,443
Mettler-Toledo International, Inc.C	1,705	1,594,175

		4,065,339

Pharmaceuticals - 1.80%
Elanco Animal Health, Inc.C	55,000	1,299,650
GlaxoSmithKline PLC, Sponsored ADR	22,500	907,200
Merck KGaAB	3,519	449,584
Novartis AGB	25,197	2,086,787
Novartis AG, Sponsored ADR	18,300	1,503,162
Roche Holding AGB	1,388	480,260
SanofiB	15,068	1,575,236
Sanofi, ADR	12,200	639,890

		8,941,769

Total Health Care		45,169,617

Industrials - 9.49%
Aerospace & Defense - 1.08%
Boeing Co.	1,100	173,800
Embraer S.A., Sponsored ADRC	13,500	78,030
General Dynamics Corp.	19,053	2,795,837
Raytheon Technologies Corp.	22,210	1,258,863
Safran S.A.B C	9,975	1,060,134

		5,366,664

Air Freight & Logistics - 0.83%
DSV Panalpina A/SB	19,040	2,632,055
FedEx Corp.	8,800	1,481,920

		4,113,975

Airlines - 0.12%
Ryanair Holdings PLC, Sponsored ADRC	7,957	596,775

Building Products - 0.70%
Allegion PLC	16,400	1,631,144
Assa Abloy AB, Class BB	16,899	370,919
Johnson Controls International PLC	38,400	1,477,632

		3,479,695

Construction & Engineering - 0.47%
AECOMC	24,912	901,565
Fluor Corp.	20,400	207,876
Quanta Services, Inc.	16,674	666,460
Vinci S.A.B	6,224	537,418

		2,313,319

Electrical Equipment - 0.59%
ABB Ltd.B	47,576	1,191,768
Emerson Electric Co.	10,374	643,292
Siemens Gamesa Renewable Energy S.A.B	23,669	554,592

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08% (continued)
Industrials - 9.49% (continued)
Electrical Equipment - 0.59% (continued)
Vestas Wind Systems A/SB	4,363	$563,991

		2,953,643

Industrial Conglomerates - 0.56%
General Electric Co.	459,800	2,790,986

Machinery - 3.14%
Alstom S.A.B C	9,898	553,277
Atlas Copco AB, Class AB	37,103	1,643,937
CNH Industrial N.V.C	138,300	939,057
Cummins, Inc.	8,000	1,546,080
Deere & Co.	8,705	1,534,779
Makita Corp.	9,000	346,341
Oshkosh Corp.	21,000	1,653,120
PACCAR, Inc.	5,000	425,400
Parker-Hannifin Corp.	8,700	1,556,604
Sandvik ABB C	21,104	393,379
Stanley Black & Decker, Inc.	16,942	2,597,547
Westinghouse Air Brake Technologies Corp.	14,938	928,994
Xylem, Inc.	20,500	1,496,090

		15,614,605

Professional Services - 0.89%
Experian PLCB	68,279	2,406,024
RELX PLCB	54,909	1,165,664
Wolters Kluwer N.V.B	11,123	879,432

		4,451,120

Road & Rail - 0.94%
Canadian National Railway Co.	7,100	693,542
Canadian Pacific Railway Ltd.	8,990	2,473,868
JB Hunt Transport Services, Inc.	11,700	1,513,980

		4,681,390

Trading Companies & Distributors - 0.17%
Ferguson PLCB	9,251	827,362

Total Industrials		47,189,534

Information Technology - 10.31%
Communications Equipment - 0.20%
Telefonaktiebolaget LM Ericsson, Sponsored ADR	87,400	1,009,470

Electronic Equipment, Instruments & Components - 1.08%
Corning, Inc.	50,600	1,568,600
Hitachi Ltd.B	30,500	905,380
Keyence Corp.B	4,700	1,975,198
TE Connectivity Ltd.	10,600	944,142

		5,393,320

IT Services - 2.18%
Accenture PLC, Class A	11,260	2,531,023
Amadeus IT Group S.A.B	17,528	880,292
Cognizant Technology Solutions Corp., Class A	21,693	1,482,066
PayPal Holdings, Inc.C	15,200	2,980,264
Shopify, Inc., Class AC	2,880	2,949,120

		10,822,765

Semiconductors & Semiconductor Equipment - 3.04%
ASML Holding N.V.	5,870	2,076,336
Broadcom, Inc.	6,825	2,161,819

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08% (continued)
Information Technology - 10.31% (continued)
Semiconductors & Semiconductor Equipment - 3.04% (continued)
Infineon Technologies AGB	17,386	$434,540
Microchip Technology, Inc.A	20,000	2,034,600
QUALCOMM, Inc.	33,922	3,582,503
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	38,090	3,004,920
Texas Instruments, Inc.	14,239	1,816,185

		15,110,903

Software - 3.25%
Adobe, Inc.C	7,129	3,167,557
ANSYS, Inc.C	9,000	2,795,400
Microsoft Corp.	26,056	5,341,741
Oracle Corp.	41,665	2,310,324
SAP SEB	15,035	2,378,393
Teradata Corp.C	7,500	157,500

		16,150,915

Technology Hardware, Storage & Peripherals - 0.56%
Hewlett Packard Enterprise Co.	109,300	1,078,791
Samsung Electronics Co., Ltd., GDRB	1,386	1,681,336

		2,760,127

Total Information Technology		51,247,500

Materials - 2.77%
Chemicals - 2.12%
Air Liquide S.A.B	7,940	1,310,821
Air Products and Chemicals, Inc.	5,382	1,542,642
Corteva, Inc.C	106,212	3,033,415
DuPont de Nemours, Inc.	13,308	711,712
PPG Industries, Inc.	3,000	322,950
RPM International, Inc.	21,400	1,746,026
Sika AGB	8,388	1,846,939

		10,514,505

Construction Materials - 0.29%
Martin Marietta Materials, Inc.	7,000	1,450,260

Containers & Packaging - 0.16%
International Paper Co.	23,100	803,649

Metals & Mining - 0.20%
ArcelorMittal S.A.B C	30,369	337,768
BHP Group PLCB	31,079	677,834

		1,015,602

Total Materials		13,784,016

Real Estate - 1.04%
Equity Real Estate Investment Trusts (REITs) - 0.77%
Equity LifeStyle Properties, Inc.	14,400	983,808
MGM Growth Properties LLC, Class A	68,285	1,866,912
Sun Communities, Inc.	6,500	974,545

		3,825,265

Real Estate Management & Development - 0.27%
Daiwa House Industry Co., Ltd.B	33,936	754,494

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.08% (continued)
Real Estate - 1.04% (continued)
Real Estate Management & Development - 0.27% (continued)
ESR Cayman Ltd.B C D	232,800	$574,002

		1,328,496

Total Real Estate		5,153,761

Utilities - 1.92%
Electric Utilities - 1.36%
Edison International	24,674	1,373,602
EDP - Energias de Portugal S.A.B	88,807	449,741
Enel SpAB	133,777	1,224,502
Entergy Corp.	6,370	669,678
Exelon Corp.	36,178	1,396,832
PPL Corp.	47,300	1,259,126
Southern Co.	7,500	409,575

		6,783,056

Gas Utilities - 0.18%
ENN Energy Holdings Ltd.B	73,800	894,916

Multi-Utilities - 0.28%
Engie S.A.B C	102,619	1,370,732

Water Utilities - 0.10%
Cia de Saneamento Basico do Estado de Sao Paulo, ADRC	44,400	513,264

Total Utilities		9,561,968

Total Common Stocks (Cost $300,336,886)		313,650,900

RIGHTS - 0.00% (Cost $ —)
EDP - Energias de Portugal S.A.C	88,807	9,017

PREFERRED STOCKS - 0.18% (Cost $1,060,292)
Consumer Discretionary - 0.18%
Automobiles - 0.18%
Volkswagen AGB C E	6,178	914,244

	Principal Amount
CORPORATE OBLIGATIONS - 14.43%
Basic Materials - 0.50%
Chemicals - 0.13%
Dow Chemical Co., 3.500%, Due 10/1/2024	$141,000	154,403
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	150,000	156,815
LYB International Finance LLC, 4.200%, Due 5/1/2050	285,000	326,644

		637,862

Iron/Steel - 0.37%
Nucor Corp.,
4.125%, Due 9/15/2022	88,000	93,983
4.000%, Due 8/1/2023	90,000	98,069
2.700%, Due 6/1/2030	410,000	444,542
Steel Dynamics, Inc.,
3.450%, Due 4/15/2030	895,000	1,003,743

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Basic Materials - 0.50% (continued)
Iron/Steel - 0.37% (continued)
Steel Dynamics, Inc. (continued)
3.250%, Due 1/15/2031	$170,000	$185,735

		1,826,072

Total Basic Materials		2,463,934

Communications - 0.83%
Internet - 0.07%
Amazon.com, Inc., 3.875%, Due 8/22/2037	280,000	363,634

Media - 0.43%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.750%, Due 2/15/2028	140,000	156,977
2.800%, Due 4/1/2031	155,000	162,631
Comcast Corp.,
3.150%, Due 3/1/2026	166,000	187,350
3.400%, Due 4/1/2030	165,000	193,583
1.950%, Due 1/15/2031	155,000	161,929
4.600%, Due 10/15/2038	150,000	202,908
Fox Corp., 5.476%, Due 1/25/2039	120,000	165,823
Walt Disney Co.,
6.400%, Due 12/15/2035	77,000	118,638
4.625%, Due 3/23/2040	210,000	274,777
4.700%, Due 3/23/2050	375,000	517,519

		2,142,135

Telecommunications - 0.33%
AT&T, Inc.,
3.400%, Due 5/15/2025	290,000	322,580
2.250%, Due 2/1/2032	150,000	153,651
5.350%, Due 9/1/2040	75,000	99,203
T-Mobile USA, Inc.,
3.750%, Due 4/15/2027D	210,000	237,890
3.875%, Due 4/15/2030D	235,000	269,134
Verizon Communications, Inc.,
2.625%, Due 8/15/2026	220,000	243,138
3.150%, Due 3/22/2030	150,000	172,182
4.500%, Due 8/10/2033	90,000	117,242

		1,615,020

Total Communications		4,120,789

Consumer, Cyclical - 0.67%
Airlines - 0.11%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	123,075	114,798
Delta Air Lines, Inc., 7.000%, Due 5/1/2025D	393,000	419,689

		534,487

Apparel - 0.06%
NIKE, Inc., 3.375%, Due 3/27/2050	130,000	157,845
VF Corp., 2.050%, Due 4/23/2022	150,000	153,926

		311,771

Auto Manufacturers - 0.07%
General Motors Financial Co., Inc., 3.150%, Due 6/30/2022	140,000	143,875

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Consumer, Cyclical - 0.67% (continued)
Auto Manufacturers - 0.07% (continued)
Toyota Motor Credit Corp., 3.375%, Due 4/1/2030	$150,000	$178,014

		321,889

Auto Parts & Equipment - 0.03%
Aptiv Corp., 4.150%, Due 3/15/2024	155,000	170,867

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	120,000	150,400

Retail - 0.37%
Dollar General Corp., 4.125%, Due 5/1/2028	95,000	113,687
Dollar Tree, Inc., 3.700%, Due 5/15/2023	150,000	161,507
Home Depot, Inc., 3.300%, Due 4/15/2040	100,000	119,746
Lowe’s Cos., Inc., 2.500%, Due 4/15/2026	210,000	228,248
McDonald’s Corp.,
3.700%, Due 1/30/2026	202,000	231,518
3.600%, Due 7/1/2030	60,000	70,369
3.625%, Due 9/1/2049	85,000	100,844
4.200%, Due 4/1/2050	115,000	146,928
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	200,000	238,964
Starbucks Corp., 4.000%, Due 11/15/2028	145,000	172,940
Target Corp., 2.250%, Due 4/15/2025	230,000	247,554

		1,832,305

Total Consumer, Cyclical		3,321,719

Consumer, Non-Cyclical - 0.84%
Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023D	100,000	102,305

Beverages - 0.05%
Coca-Cola Co., 2.600%, Due 6/1/2050	210,000	224,888

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	155,000	209,106

Commercial Services - 0.06%
Moody’s Corp., 4.875%, Due 12/17/2048	95,000	132,239
S&P Global, Inc., 4.400%, Due 2/15/2026	125,000	148,732

		280,971

Food - 0.03%
Mondelez International, Inc., 2.125%, Due 4/13/2023	160,000	166,620

Health Care - Products - 0.09%
Abbott Laboratories, 1.150%, Due 1/30/2028	215,000	220,467
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	225,000	248,875

		469,342

Health Care - Services - 0.20%
Anthem, Inc., 3.125%, Due 5/15/2050	165,000	182,722
Children’s Health System of Texas, 2.511%, Due 8/15/2050	150,000	153,987
HCA, Inc., 4.125%, Due 6/15/2029	130,000	152,159
Health Care Service Corp., 3.200%, Due 6/1/2050D	90,000	98,911
Humana, Inc., 3.150%, Due 12/1/2022	150,000	158,282
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	65,000	87,659

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Consumer, Non-Cyclical - 0.84% (continued)
Health Care - Services - 0.20% (continued)
UnitedHealth Group, Inc., 2.750%, Due 5/15/2040	$155,000	$173,807

		1,007,527

Household Products/Wares - 0.04%
Procter & Gamble Co., 3.550%, Due 3/25/2040	145,000	186,057

Pharmaceuticals - 0.31%
AbbVie, Inc.,
3.200%, Due 5/14/2026	150,000	167,433
4.450%, Due 5/14/2046	110,000	140,815
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	205,000	241,395
Cigna Corp., 4.125%, Due 11/15/2025	155,000	179,603
CVS Health Corp.,
3.700%, Due 3/9/2023	110,000	118,345
4.100%, Due 3/25/2025	85,000	96,618
5.050%, Due 3/25/2048	95,000	130,862
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	160,000	170,463
Upjohn, Inc., 3.850%, Due 6/22/2040D	100,000	113,719
Zoetis, Inc., 3.000%, Due 9/12/2027	150,000	168,801

		1,528,054

Total Consumer, Non-Cyclical		4,174,870

Energy - 0.96%
Oil & Gas - 0.69%
Apache Corp., 4.250%, Due 1/15/2044	1,165,000	1,042,931
BP Capital Markets America, Inc.,
3.796%, Due 9/21/2025	100,000	113,757
3.000%, Due 2/24/2050	85,000	91,566
Concho Resources, Inc.,
4.300%, Due 8/15/2028	175,000	198,363
4.875%, Due 10/1/2047	720,000	866,897
Diamondback Energy, Inc., 2.875%, Due 12/1/2024	175,000	177,884
EOG Resources, Inc., 4.375%, Due 4/15/2030	85,000	103,468
Exxon Mobil Corp., 3.452%, Due 4/15/2051	385,000	455,150
Marathon Petroleum Corp.,
4.500%, Due 5/1/2023	165,000	178,797
5.125%, Due 12/15/2026	90,000	106,379
Valero Energy Corp., 2.700%, Due 4/15/2023	85,000	88,569

		3,423,761

Pipelines - 0.27%
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	119,000	138,697
Energy Transfer Operating LP, 3.750%, Due 5/15/2030	55,000	54,394
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	100,000	133,447
MPLX LP,
4.125%, Due 3/1/2027	120,000	130,949
5.200%, Due 3/1/2047	49,000	55,264
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	183,511
Phillips 66 Partners LP,
3.550%, Due 10/1/2026	52,000	56,370
3.750%, Due 3/1/2028	125,000	132,564
Sabine Pass Liquefaction LLC,
5.625%, Due 4/15/2023	150,000	165,310
5.625%, Due 3/1/2025	90,000	104,448
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	62,000	68,379
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	52,000	54,941

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Energy - 0.96% (continued)
Pipelines - 0.27% (continued)
Williams Cos., Inc., 3.500%, Due 11/15/2030	$80,000	$88,448

		1,366,722

Total Energy		4,790,483

Financial - 4.09%
Banks - 2.73%
Bank of America Corp.,
2.456%, Due 10/22/2025, (3-mo. USD LIBOR + 0.870%)F	380,000	403,254
5.000%, Due 1/21/2044	330,000	475,427
4.083%, Due 3/20/2051, (3-mo. USD LIBOR + 3.150%)F	1,810,000	2,350,803
Bank of New York Mellon Corp., 3.250%, Due 5/16/2027	250,000	287,673
Citigroup, Inc.,
3.887%, Due 1/10/2028, (3-mo. USD LIBOR + 1.563%)F	470,000	537,130
4.412%, Due 3/31/2031, (SOFR + 3.914%)F	70,000	85,309
Fifth Third Bancorp, 2.550%, Due 5/5/2027	155,000	168,542
Goldman Sachs Group, Inc.,
2.908%, Due 6/5/2023, (3-mo. USD LIBOR + 1.053%)F	380,000	394,859
3.500%, Due 1/23/2025	140,000	153,942
3.272%, Due 9/29/2025, (3-mo. USD LIBOR + 1.201%)F	75,000	81,822
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (SOFR + 1.160%)F	410,000	433,803
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)F	225,000	258,374
4.493%, Due 3/24/2031, (SOFR + 3.790%)F	2,030,000	2,513,539
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)F	195,000	242,999
3.109%, Due 4/22/2051, (SOFR + 2.440%)F	330,000	374,184
Morgan Stanley,
3.700%, Due 10/23/2024	315,000	351,991
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)F	250,000	285,903
PNC Financial Services Group, Inc., 3.500%, Due 1/23/2024	225,000	247,005
State Street Corp., 2.354%, Due 11/1/2025, (SOFR + 0.940%)F	220,000	235,944
US Bancorp,
2.400%, Due 7/30/2024	300,000	320,967
1.375%, Due 7/22/2030	190,000	192,440
Wells Fargo & Co.,
1.270%, Due 7/26/2021, (3-mo. USD LIBOR + 1.025%)F	848,000	854,956
2.572%, Due 2/11/2031, (3-mo. USD LIBOR + 1.000%)F	355,000	376,578
4.478%, Due 4/4/2031, (3-mo. USD LIBOR + 3.770%)F	800,000	982,420
4.750%, Due 12/7/2046	145,000	190,073
5.013%, Due 4/4/2051, (3-mo. USD LIBOR + 4.240%)F	550,000	786,054

		13,585,991

Diversified Financial Services - 0.75%
American Express Co.,
1.141%, Due 11/5/2021, (3-mo. USD LIBOR + 0.600%)F	865,000	869,494
3.400%, Due 2/27/2023	245,000	262,628
4.200%, Due 11/6/2025	230,000	270,482
BlackRock, Inc., 1.900%, Due 1/28/2031	155,000	164,457
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	145,000	166,900
Charles Schwab Corp., 3.250%, Due 5/22/2029	150,000	173,310
Intercontinental Exchange, Inc., 3.000%, Due 6/15/2050	505,000	579,622
Mastercard, Inc.,
3.300%, Due 3/26/2027	120,000	138,355
3.350%, Due 3/26/2030	145,000	173,292
Nasdaq, Inc., 3.250%, Due 4/28/2050	480,000	551,158
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	150,000	169,262

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Financial - 4.09% (continued)
Diversified Financial Services - 0.75% (continued)
Visa, Inc., 3.150%, Due 12/14/2025	$160,000	$180,479

		3,699,439

Insurance - 0.36%
American International Group, Inc., 4.500%, Due 7/16/2044	340,000	419,538
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	135,000	155,055
CNA Financial Corp., 3.900%, Due 5/1/2029	115,000	131,285
Liberty Mutual Group, Inc.,
4.250%, Due 6/15/2023D	22,000	24,152
4.569%, Due 2/1/2029D	95,000	115,685
New York Life Insurance Co., 3.750%, Due 5/15/2050D	110,000	133,747
Prudential Financial, Inc., 4.350%, Due 2/25/2050	115,000	149,646
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050D	375,000	416,544
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	138,000	160,340
Willis North America, Inc., 3.600%, Due 5/15/2024	55,000	60,048

		1,766,040

REITS - 0.25%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	150,000	150,577
American Tower Corp., 2.100%, Due 6/15/2030	175,000	182,012
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	158,957
Crown Castle International Corp., 3.700%, Due 6/15/2026	160,000	182,807
Digital Realty Trust LP, 3.700%, Due 8/15/2027	160,000	184,584
ERP Operating LP, 3.000%, Due 4/15/2023	88,000	92,947
Healthpeak Properties, Inc., 3.250%, Due 7/15/2026	115,000	128,237
Public Storage, 2.370%, Due 9/15/2022	175,000	182,026

		1,262,147

Total Financial		20,313,617

Industrial - 1.65%
Aerospace/Defense - 0.56%
Boeing Co.,
5.705%, Due 5/1/2040	235,000	266,635
5.805%, Due 5/1/2050	360,000	422,841
3.950%, Due 8/1/2059	245,000	229,331
5.930%, Due 5/1/2060	285,000	342,019
General Dynamics Corp.,
3.500%, Due 5/15/2025	275,000	311,026
4.250%, Due 4/1/2040	120,000	158,918
Lockheed Martin Corp., 2.800%, Due 6/15/2050	60,000	67,646
Northrop Grumman Corp.,
5.150%, Due 5/1/2040	180,000	257,134
3.850%, Due 4/15/2045	210,000	262,067
5.250%, Due 5/1/2050	185,000	281,114
Raytheon Technologies Corp., 4.125%, Due 11/16/2028	145,000	174,227

		2,772,958

Building Materials - 0.08%
Carrier Global Corp., 2.242%, Due 2/15/2025D	160,000	167,131
Vulcan Materials Co., 3.500%, Due 6/1/2030	195,000	218,949

		386,080

Electrical Components & Equipment - 0.03%
Emerson Electric Co., 1.800%, Due 10/15/2027	120,000	127,891

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Industrial - 1.65% (continued)
Electronics - 0.07%
Agilent Technologies, Inc., 2.100%, Due 6/4/2030	$170,000	$177,410
Allegion PLC, 3.500%, Due 10/1/2029	150,000	163,527

		340,937

Environmental Control - 0.03%
Republic Services, Inc., 2.500%, Due 8/15/2024	155,000	166,134

Hand/Machine Tools - 0.10%
Snap-on, Inc., 3.100%, Due 5/1/2050	450,000	503,339

Machinery - Construction & Mining - 0.01%
Caterpillar, Inc., 2.600%, Due 4/9/2030	55,000	61,515

Machinery - Diversified - 0.02%
Deere & Co., 3.750%, Due 4/15/2050	70,000	91,179

Metal Fabricate/Hardware - 0.03%
Precision Castparts Corp., 3.250%, Due 6/15/2025	155,000	173,565

Miscellaneous Manufacturing - 0.22%
3M Co., 3.700%, Due 4/15/2050	225,000	295,003
General Electric Co.,
3.450%, Due 5/15/2024	160,000	171,825
3.450%, Due 5/1/2027	175,000	184,066
4.350%, Due 5/1/2050	445,000	461,523

		1,112,417

Transportation - 0.50%
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	135,000	154,645
4.700%, Due 9/1/2045	60,000	85,499
FedEx Corp.,
3.800%, Due 5/15/2025	145,000	163,846
5.250%, Due 5/15/2050	390,000	522,461
Norfolk Southern Corp., 2.900%, Due 6/15/2026	150,000	167,604
Union Pacific Corp., 4.100%, Due 9/15/2067	170,000	220,883
United Parcel Service, Inc.,
3.400%, Due 3/15/2029	150,000	177,719
5.200%, Due 4/1/2040	170,000	247,431
5.300%, Due 4/1/2050	490,000	746,629

		2,486,717

Total Industrial		8,222,732

Technology - 3.36%
Computers - 1.54%
Apple, Inc.,
2.850%, Due 5/11/2024	360,000	389,461
2.650%, Due 5/11/2050	295,000	325,537
Dell International LLC / EMC Corp.,
4.420%, Due 6/15/2021D	162,000	166,468
5.300%, Due 10/1/2029D	1,680,000	1,933,828
Hewlett Packard Enterprise Co.,
6.200%, Due 10/15/2035	60,000	75,817
6.350%, Due 10/15/2045	1,670,000	2,134,444

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Technology - 3.36% (continued)
Computers - 1.54% (continued)
International Business Machines Corp., 4.250%, Due 5/15/2049	$2,000,000	$2,638,351

		7,663,906

Semiconductors - 1.03%
Analog Devices, Inc., 3.900%, Due 12/15/2025	155,000	178,543
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, Due 1/15/2025	145,000	155,873
Broadcom, Inc., 3.150%, Due 11/15/2025D	175,000	188,726
Intel Corp.,
2.450%, Due 11/15/2029	70,000	77,272
4.750%, Due 3/25/2050	330,000	478,585
4.950%, Due 3/25/2060	115,000	176,610
Lam Research Corp.,
3.750%, Due 3/15/2026	80,000	92,551
1.900%, Due 6/15/2030	150,000	158,950
Micron Technology, Inc., 5.327%, Due 2/6/2029	2,495,000	3,041,564
NVIDIA Corp.,
3.500%, Due 4/1/2040	150,000	180,174
3.500%, Due 4/1/2050	235,000	281,455
QUALCOMM, Inc., 2.900%, Due 5/20/2024	120,000	129,888

		5,140,191

Software - 0.79%
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	110,000	122,868
Fiserv, Inc., 3.200%, Due 7/1/2026	160,000	180,333
Microsoft Corp., 2.525%, Due 6/1/2050	240,000	263,452
Oracle Corp.,
4.300%, Due 7/8/2034	238,000	305,301
3.600%, Due 4/1/2050	795,000	951,402
3.850%, Due 4/1/2060	730,000	916,207
VMware, Inc., 4.700%, Due 5/15/2030	1,010,000	1,185,287

		3,924,850

Total Technology		16,728,947

Utilities - 1.53%
Electric - 1.36%
AES Corp., 3.950%, Due 7/15/2030D	810,000	868,725
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	60,000	79,005
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	73,000	110,725
Consolidated Edison Co. of New York, Inc.,
3.350%, Due 4/1/2030, Series 20A	595,000	697,360
3.950%, Due 4/1/2050, Series 20B	165,000	212,380
4.625%, Due 12/1/2054	65,000	90,189
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	164,946
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	109,000	118,927
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	150,000	173,353
Duke Energy Corp., 3.750%, Due 4/15/2024	155,000	171,477
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	215,000	285,004
Edison International, 4.950%, Due 4/15/2025	120,000	133,480
Entergy Corp., 2.800%, Due 6/15/2030	95,000	104,880
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	117,000	148,934
Exelon Corp.,
4.050%, Due 4/15/2030	260,000	311,914
4.700%, Due 4/15/2050	160,000	221,158
FirstEnergy Corp., 1.600%, Due 1/15/2026, Series A	135,000	133,012

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 14.43% (continued)
Utilities - 1.53% (continued)
Electric - 1.36% (continued)
Florida Power & Light Co., 3.950%, Due 3/1/2048	$100,000	$137,416
Georgia Power Co., 2.100%, Due 7/30/2023, Series A	145,000	151,234
Kentucky Utilities Co., 3.300%, Due 6/1/2050	155,000	182,963
MidAmerican Energy Co., 3.100%, Due 5/1/2027	165,000	187,581
Narragansett Electric Co., 3.395%, Due 4/9/2030D	885,000	1,029,603
National Rural Utilities Cooperative Finance Corp.,
2.950%, Due 2/7/2024	140,000	150,486
4.300%, Due 3/15/2049	100,000	138,117
NextEra Energy Capital Holdings, Inc., 2.750%, Due 5/1/2025	120,000	131,275
Northern States Power Co., 2.600%, Due 6/1/2051	155,000	170,462
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	160,000	176,481
Southern Power Co., 4.150%, Due 12/1/2025	96,000	112,006
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	166,000	186,137

		6,779,230

Gas - 0.17%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	225,365
NiSource, Inc.,
3.490%, Due 5/15/2027	100,000	114,540
3.950%, Due 3/30/2048	175,000	217,711
Southern California Gas Co., 2.550%, Due 2/1/2030	115,000	127,199
Southwest Gas Corp., 2.200%, Due 6/15/2030	155,000	166,794

		851,609

Total Utilities		7,630,839

Total Corporate Obligations (Cost $61,731,243)		71,767,930

FOREIGN CORPORATE OBLIGATIONS - 3.24%
Basic Materials - 0.25%
Chemicals - 0.04%
Nutrien Ltd., 4.000%, Due 12/15/2026	146,000	167,900

Mining - 0.21%
Anglo American Capital PLC, 5.625%, Due 4/1/2030D	785,000	983,927
Teck Resources Ltd., 6.000%, Due 8/15/2040	65,000	71,635

		1,055,562

Total Basic Materials		1,223,462

Communications - 0.11%
Telecommunications - 0.11%
Bell Canada, Inc., 4.464%, Due 4/1/2048	85,000	113,957
Rogers Communications, Inc., 3.625%, Due 12/15/2025	140,000	159,143
TELUS Corp., 2.800%, Due 2/16/2027	101,000	108,553
Vodafone Group PLC, 3.750%, Due 1/16/2024	165,000	181,183

		562,836

Total Communications		562,836

Consumer, Non-Cyclical - 1.02%
Beverages - 0.94%
Anheuser-Busch InBev Worldwide, Inc.,
4.375%, Due 4/15/2038	65,000	78,186
5.450%, Due 1/23/2039	3,210,000	4,218,641
5.550%, Due 1/23/2049	105,000	147,591

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.24% (continued)
Consumer, Non-Cyclical - 1.02% (continued)
Beverages - 0.94% (continued)
Coca-Cola Femsa S.A.B. de C.V., 2.750%, Due 1/22/2030	$200,000	$217,182

		4,661,600

Commercial Services - 0.04%
RELX Capital, Inc.,
3.500%, Due 3/16/2023	90,000	96,423
3.000%, Due 5/22/2030	85,000	94,338

		190,761

Pharmaceuticals - 0.04%
Takeda Pharmaceutical Co., Ltd., 3.175%, Due 7/9/2050	205,000	224,474

Total Consumer, Non-Cyclical		5,076,835

Energy - 0.89%
Oil & Gas - 0.89%
Canadian Natural Resources Ltd., 3.900%, Due 2/1/2025	140,000	152,534
Petroleos Mexicanos,
6.750%, Due 9/21/2047	240,000	195,000
7.690%, Due 1/23/2050D	1,340,000	1,178,262
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049D	2,160,000	2,709,888
Total Capital International S.A., 3.127%, Due 5/29/2050	155,000	174,522

		4,410,206

Total Energy		4,410,206

Financial - 0.97%
Banks - 0.97%
Bank of Montreal,
0.778%, Due 3/10/2023, (SOFR + 0.680%)F	1,610,000	1,610,848
3.300%, Due 2/5/2024, Series E	295,000	322,160
Barclays Bank PLC, 1.700%, Due 5/12/2022	200,000	203,959
Canadian Imperial Bank of Commerce, 0.900%, Due 3/17/2023, (SOFR + 0.800%)F	1,335,000	1,338,317
HSBC Holdings PLC, 3.262%, Due 3/13/2023, (3-mo. USD LIBOR + 1.055%)F	147,000	152,500
Mitsubishi UFJ Financial Group, Inc., 2.623%, Due 7/18/2022	180,000	186,970
Royal Bank of Canada, 2.250%, Due 11/1/2024	295,000	314,594
Santander UK PLC, 2.100%, Due 1/13/2023	200,000	207,291
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	440,000	482,339

		4,818,978

Total Financial		4,818,978

Total Foreign Corporate Obligations (Cost $14,279,320)		16,092,317

FOREIGN SOVEREIGN OBLIGATIONS - 0.05%
Mexico Government International Bond, 3.250%, Due 4/16/2030	145,000	148,408
Panama Government International Bond, 3.160%, Due 1/23/2030	95,000	106,400

Total Foreign Sovereign Obligations (Cost $239,248)		254,808

ASSET-BACKED OBLIGATIONS - 0.86%
American Express Credit Account Master Trust, 3.060%, Due 2/15/2024, 2018 6 A	125,000	128,278
AmeriCredit Automobile Receivables Trust, 1.900%, Due 3/18/2022, 2017 3 A3	4,993	4,996
Citibank Credit Card Issuance Trust, 2.190%, Due 11/20/2023, 2016 A2 A2	105,000	107,567
CNH Equipment Trust, 1.160%, Due 6/16/2025, 2020 A A3	220,000	223,051
Ford Credit Auto Lease Trust, 2.220%, Due 10/15/2022, 2019 B A3	400,000	405,877
GM Financial Automobile Leasing Trust, 2.980%, Due 12/20/2021, 2019 1 A3	150,000	151,354
GM Financial Consumer Automobile Receivables Trust,

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 0.86% (continued)
GM Financial Consumer Automobile Receivables Trust (continued)
1.840%, Due 9/16/2024, 2020 1 A3	$245,000	$250,996
1.490%, Due 12/16/2024, 2020 2 A3	90,000	91,871
Honda Auto Receivables Owner Trust, 2.830%, Due 3/20/2023, 2019 1 A3	195,000	200,311
John Deere Owner Trust, 3.080%, Due 11/15/2022, 2018 B A3	255,305	259,155
Mercedes-Benz Auto Lease Trust, 2.000%, Due 10/17/2022, 2019 B A3	265,000	269,065
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018 1 A1	161,345	167,099
Towd Point Mortgage Trust, 3.875%, Due 5/25/2058, 2018 3 A2D G	275,000	296,808
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020 1A AD	285,000	292,569
Toyota Auto Receivables Owner Trust,
1.920%, Due 1/16/2024, 2019 D A3	520,000	533,074
1.360%, Due 8/15/2024, 2020 B A3	275,000	280,136
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020 A A1A	575,000	590,386

Total Asset-Backed Obligations (Cost $4,145,754)		4,252,593

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.47%
Angel Oak Mortgage Trust,
3.628%, Due 3/25/2049, 2019 2 A1D G	406,710	416,551
2.620%, Due 11/25/2059, 2019 6 A1D G	740,964	746,439
Freddie Mac REMIC Trust, 3.000%, Due 1/15/2047, 4881 PB	138,236	141,715
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019 3 A1D G	1,016,284	1,032,688

Total Collateralized Mortgage Obligations (Cost $2,274,289)		2,337,393

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.20%
Credit Suisse Mortgage Capital Certificates, 1.155%, Due 5/15/2036, 2019 ICE4 A, (1-mo. USD LIBOR + 0.980%)D F	575,000	573,556
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013 C12 ASB	168,460	171,414
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014 C19 A3	230,580	232,482

Total Commercial Mortgage-Backed Obligations (Cost $961,895)		977,452

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.87%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	158,440	169,118
3.000%, Due 11/1/2032	178,364	190,510
2.500%, Due 5/1/2040	1,225,121	1,287,427
2.500%, Due 6/1/2040	322,400	338,898
3.000%, Due 11/1/2046	455,464	483,246
3.000%, Due 4/1/2047	510,805	553,308
3.500%, Due 1/1/2048	507,458	541,155
4.000%, Due 4/1/2048	391,153	418,718
3.000%, Due 8/1/2048	483,342	518,675
3.000%, Due 11/1/2049	822,491	874,434
4.000%, Due 11/1/2049	316,298	335,976
2.500%, Due 6/1/2050	483,134	507,813
2.500%, Due 7/1/2050	490,000	516,247
2.000%, Due 8/1/2050	800,000	828,982
Federal National Mortgage Association,
3.500%, Due 1/1/2028G	68,946	72,915
3.000%, Due 7/1/2032	359,703	377,365
4.500%, Due 4/1/2034	129,137	141,624
3.000%, Due 10/1/2034	445,492	474,641
3.500%, Due 6/1/2037	233,831	252,894
5.500%, Due 6/1/2038	20,953	24,162
5.000%, Due 5/1/2040	137,727	157,973
5.000%, Due 6/1/2040	116,368	133,828
5.000%, Due 3/1/2042G	67,285	77,079
3.500%, Due 7/1/2043	129,263	139,918

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.87% (continued)
Federal National Mortgage Association (continued)
4.000%, Due 11/1/2044G	$97,038	$107,444
4.000%, Due 7/1/2045	669,365	728,988
3.500%, Due 8/1/2045	102,197	109,463
3.500%, Due 5/1/2046	329,143	349,698
3.000%, Due 6/1/2046	481,635	512,256
4.000%, Due 7/1/2046	239,349	261,674
3.000%, Due 10/1/2046	429,061	455,934
3.000%, Due 11/1/2046	467,385	503,097
3.500%, Due 11/1/2046	685,628	741,222
3.000%, Due 12/1/2046G	313,658	338,608
3.500%, Due 3/1/2047	83,904	90,692
4.500%, Due 7/1/2047	80,975	87,330
4.500%, Due 8/1/2047	214,750	232,296
3.500%, Due 9/1/2047	206,181	224,490
3.500%, Due 2/1/2048	401,907	425,572
4.000%, Due 3/1/2048	435,886	463,584
4.500%, Due 7/1/2048G	465,567	502,707
3.000%, Due 10/1/2048G	236,570	243,083
3.500%, Due 12/1/2048	787,662	831,786
4.500%, Due 3/1/2049	663,063	712,960
3.000%, Due 9/1/2049	281,180	306,094
4.000%, Due 10/1/2049G	567,059	603,469
4.500%, Due 10/1/2049	479,528	515,803
4.000%, Due 11/1/2049	713,982	770,823
2.500%, Due 6/1/2050	474,008	498,219
2.500%, Due 7/1/2050	788,718	829,006
Government National Mortgage Association,
5.000%, Due 10/15/2039	84,966	97,227
3.500%, Due 9/15/2041	241,514	257,943
3.500%, Due 8/20/2047	123,193	130,892
3.500%, Due 10/20/2047	150,835	160,485
4.000%, Due 12/20/2047	283,536	304,133
4.000%, Due 1/20/2048	276,920	296,954
4.000%, Due 1/20/2050	753,979	801,717
5.000%, Due 1/20/2050	567,206	615,233
4.500%, Due 2/20/2050	431,749	461,254
5.000%, Due 2/20/2050	194,733	211,609

Total U.S. Agency Mortgage-Backed Obligations (Cost $23,388,953)		24,200,651

U.S. TREASURY OBLIGATIONS - 3.31%
U.S. Treasury Notes/Bonds,
2.375%, Due 8/15/2024	3,380,000	3,678,919
1.125%, Due 2/28/2025	5,070,000	5,285,475
1.500%, Due 1/31/2027	910,000	976,686
1.500%, Due 2/15/2030	1,680,000	1,833,497
3.000%, Due 2/15/2049	2,375,000	3,426,308
2.375%, Due 11/15/2049	985,000	1,274,651

Total U.S. Treasury Obligations (Cost $15,104,063)		16,475,536

	Shares
SHORT-TERM INVESTMENTS - 9.44%
Investment Companies - 4.22%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.020%H I	20,989,193	20,989,193

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 5.22%
U.S. Treasury Bill, 1.548%, Due 8/6/2020J	$900,000	$899,993
U.S. Treasury Notes/Bonds,
0.325%, Due 7/31/2021, (3-mo. Treasury money market yield + 0.220%)F	10,735,000	10,755,226
0.405%, Due 10/31/2021, (3-mo. Treasury money market yield + 0.300%)F	10,370,000	10,404,361
0.219%, Due 4/30/2022, (3-mo. Treasury money market yield + 0.114%)F	3,885,000	3,889,292

Total U.S. Treasury Obligations		25,948,872

Total Short-Term Investments (Cost $46,890,791)		46,938,065

	Shares
SECURITIES LENDING COLLATERAL - 0.02% (Cost $121,125)
Investment Companies - 0.02%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.02%H I	121,125	121,125

TOTAL INVESTMENTS - 100.15% (Cost $470,533,859)		497,992,031
LIABILITIES, NET OF OTHER ASSETS - (0.15%)		(766,613)

TOTAL NET ASSETS - 100.00%		$497,225,418

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2020.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $80,043,056 or 16.10% of net assets.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,394,865 or 3.10% of net assets. The Fund has no right to demand registration of these securities.

E	A type of Preferred Stock that has no maturity date.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2020.

G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.
J	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

NASDAQ - National Association of Securities Dealers Automated Quotations.

PCL - Public Company Limited (Thailand).

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REMIC - Real Estate Mortgage Investment Conduit.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Long Futures Contracts Open on July 31, 2020:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	28	September 2020	$2,598,772	$2,539,040	$(59,732)
Mini MSCI Emerging Markets Index Futures	21	September 2020	1,103,897	1,122,765	18,868
S&P 500 E-Mini Index Futures	31	September 2020	4,984,230	5,058,425	74,195

			$8,686,899	$8,720,230	$33,331

Forward Foreign Currency Contracts Open on July 31, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	29,448	USD	29,517	8/7/2020	SSB	$—	$(69)	$(69)

						$—	$(69)	$(69)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro.
USD	United States Dollar.

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	MSCI Europe, Australasia, and Far East.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2020, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$234,522,088	$79,128,812	$—	$313,650,900
Rights	9,017	—	—	9,017
Preferred Stocks	—	914,244	—	914,244
Corporate Obligations	—	71,767,930	—	71,767,930
Foreign Corporate Obligations	—	16,092,317	—	16,092,317
Foreign Sovereign Obligations	—	254,808	—	254,808
Asset-Backed Obligations	—	4,252,593	—	4,252,593
Collateralized Mortgage Obligations	—	2,337,393	—	2,337,393
Commercial Mortgage-Backed Obligations	—	977,452	—	977,452
U.S. Agency Mortgage-Backed Obligations	—	24,200,651	—	24,200,651
U.S. Treasury Obligations	—	16,475,536	—	16,475,536
Short-Term Investments	20,989,193	25,948,872	—	46,938,065
Securities Lending Collateral	121,125	—	—	121,125

Total Investments in Securities - Assets	$255,641,423	$242,350,608	$—	$497,992,031

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

July 31, 2020 (Unaudited)

Diversified Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Futures Contracts	$93,063	$—	$—	$93,063

Total Financial Derivative Instruments - Assets	$93,063	$—	$—	$93,063

Financial Derivative Instruments - Liabilities
Futures Contracts	$(59,732)	$—	$—	$(59,732)
Forward Foreign Currency Contracts	—	(69)	—	(69)

Total Financial Derivative Instruments - Liabilities	$(59,732)	$(69)	$—	$(59,801)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2020, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$4,610,201	$121,125	$4,648,615	$4,769,740

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

July 31, 2020 (Unaudited)

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the two year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2020, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$470,533,859	$59,027,150	$(31,568,978)	$27,458,172

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of October 31, 2020, the Fund did not have any capital loss carryforwards.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 28, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 28, 2020